Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended			33 Months Ended			34 Months Ended			35 Months Ended			36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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Green California Tax-Free Income Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,053			$ 10,074			$ 10,096			$ 10,138			$ 10,246			$ 10,250			$ 10,263			$ 10,316			$ 10,327			$ 10,452			$ 10,455			$ 10,460			$ 10,429			$ 10,368			$ 10,031			$ 10,085			$ 10,158			$ 10,202			$ 10,220			$ 10,283			$ 10,394			$ 10,359			$ 10,424			$ 10,505			$ 10,446			$ 10,444			$ 10,369			$ 10,422			$ 10,351			$ 10,313			$ 10,321			$ 10,293			$ 10,375			$ 10,382			$ 10,409		$ 10,427		$ 10,365		$ 10,323		$ 10,415		$ 10,522		$ 10,601		$ 10,637	$ 10,729	$ 10,748	$ 10,861	$ 10,896	$ 10,971	$ 11,063	$ 10,987	$ 10,995	$ 11,006	$ 11,031	$ 11,173	$ 11,264	$ 10,928	$ 10,898	$ 11,210	$ 11,228	$ 11,341	$ 11,319	$ 11,325	$ 11,295	$ 11,369	$ 11,386	$ 11,413	$ 11,274	$ 11,303	$ 11,360	$ 11,377	$ 11,378	$ 11,446	$ 11,428	$ 11,355	$ 11,334	$ 11,372	$ 11,382	$ 11,134	$ 11,092	$ 10,842	$ 10,609	$ 10,744	$ 10,645	$ 10,842	$ 10,665	$ 10,362	$ 10,329	$ 10,669	$ 10,667	$ 10,889	$ 10,695	$ 10,858	$ 10,856	$ 10,767	$ 10,839	$ 10,849	$ 10,751	$ 10,534	$ 10,452	$ 10,905	$ 11,100	$ 11,101	$ 11,089	$ 11,077	$ 10,975	$ 10,924	$ 11,058	$ 11,133	$ 11,238	$ 11,310	$ 11,186	$ 11,310	$ 11,185	$ 11,184	$ 11,266	$ 11,084	$ 11,000	$ 11,001	$ 11,044	$ 10,994	$ 11,080
U.S. Government Securities Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			10,077			10,039			10,002			9,985			10,150			10,220			10,223			10,215			10,208			10,376			10,388			10,325			10,321			10,236			10,024			10,006			10,028			10,058			10,051			10,111			10,153			10,115			10,129			10,208			10,131			10,124			10,096			10,097			9,980			9,932			9,993			9,926			9,989			9,981			9,953		10,016		9,948		9,930		10,002		10,145		10,187		10,169	10,313	10,297	10,473	10,556	10,539	10,765	10,697	10,709	10,681	10,650	10,807	11,013	11,280	11,301	11,290	11,291	11,342	11,280	11,290	11,218	11,228	11,217	11,154	11,008	10,926	10,956	10,976	10,987	11,049	11,039	10,954	10,902	10,924	10,882	10,757	10,725	10,454	10,276	10,340	10,268	10,385	10,187	9,944	9,881	10,030	10,030	10,148	9,980	10,218	10,256	10,191	10,171	10,117	10,067	9,810	9,707	9,997	10,333	10,295	10,197	10,266	10,032	10,158	10,269	10,421	10,559	10,685	10,437	10,517	10,312	10,341	10,568	10,561	10,589	10,446	10,620	10,560	10,643
U.S. Government Securities Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			10,073			10,031			9,990			9,962			10,133			10,189			10,197			10,181			10,167			10,336			10,341			10,277			10,269			10,180			9,956			9,944			9,952			9,987			9,975			10,021			10,058			10,026			10,036			10,105			10,025			10,004			9,982			9,979			9,860			9,808			9,865			9,794			9,852			9,840			9,809		9,866		9,796		9,774		9,831		9,977		10,014		9,993	10,121	10,110	10,269	10,357	10,336	10,544	10,484	10,484	10,449	10,416	10,575	10,772	11,018	11,034	11,028	11,015	11,060	10,995	11,000	10,935	10,940	10,926	10,851	10,705	10,620	10,646	10,671	10,667	10,733	10,708	10,622	10,567	10,583	10,539	10,413	10,369	10,113	9,937	9,995	9,921	10,022	9,837	9,599	9,534	9,673	9,669	9,778	9,613	9,839	9,872	9,805	9,782	9,726	9,664	9,423	9,310	9,595	9,906	9,861	9,764	9,827	9,599	9,715	9,820	9,961	10,088	10,204	9,973	10,035	9,835	9,858	10,071	10,059	10,081	9,952	10,103	10,040	10,115
S&P 500 Index Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,751			10,572			10,600			10,422			9,908			9,901			10,565			10,607			10,787			10,812			11,205			11,221			11,212			11,014			11,441			11,664			11,864			12,337			12,346			12,469			12,641			12,718			12,971			13,003			13,273			13,587			14,015			14,176			14,992			14,443			14,063			14,107			14,442			14,515			15,068		15,557		15,643		14,573		14,854		13,511		14,583		15,048	15,328	15,954	14,928	15,978	16,200	15,930	16,226	16,577	17,178	17,685	17,667	16,205	14,193	16,009	16,766	17,096	18,051	19,345	18,566	18,086	20,064	20,831	20,609	21,167	22,088	23,264	23,419	23,954	24,508	25,238	24,052	25,726	25,539	26,685	25,302	24,541	25,434	23,209	23,237	21,327	23,284	22,325	20,264	21,909	23,134	21,802	23,170	22,592	23,412	23,764	23,850	25,416	26,223	25,795	24,564	24,048	26,234	27,413	27,864	29,343	30,283	29,035	30,458	31,530	31,909	32,667	33,351	33,033	34,964	34,114	35,051	34,580	32,626	32,390	34,417	36,147	36,940	37,696
S&P 500 Index Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			9,745			10,563			10,586			10,406			9,889			9,876			10,535			10,571			10,748			10,769			11,154			11,165			11,152			10,950			11,369			11,587			11,781			12,248			12,249			12,366			12,533			12,604			12,847			12,873			13,139			13,441			13,860			14,012			14,813			14,265			13,881			13,922			14,247			14,315			14,849		15,325		15,405		14,344		14,616		13,287		14,336		14,789	15,057	15,667	14,650	15,675	15,887	15,614	15,898	16,235	16,816	17,307	17,280	15,846	13,869	15,637	16,373	16,686	17,611	18,867	18,100	17,625	19,544	20,285	20,062	20,593	21,483	22,616	22,757	23,266	23,796	24,493	23,335	24,945	24,754	25,855	24,505	23,756	24,612	22,450	22,468	20,610	22,492	21,556	19,556	21,137	22,311	21,021	22,324	21,763	22,541	22,873	22,945	24,443	25,206	24,783	23,590	23,086	25,176	26,295	26,716	28,120	29,014	27,804	29,155	30,168	30,516	31,231	31,868	31,555	33,387	32,559	33,439	32,979	31,098	30,863	32,779	34,410	35,155	35,859
S&P MidCap Index Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,688			10,234			10,373			9,953			9,411			9,532			10,321			10,397			10,681			10,692			11,140			11,186			11,125			10,856			11,792			12,052			12,223			12,531			12,488			12,571			12,493			12,701			12,814			12,642			13,121			13,435			13,918			13,943			14,335			13,698			13,812			13,765			14,310			14,381			14,643		15,105		14,938		13,519		13,927		12,351		13,647		14,222	14,105	14,670	13,493	14,514	14,691	14,071	14,509	14,698	15,141	15,569	15,153	13,708	10,948	12,511	13,416	13,561	14,171	14,660	14,146	14,509	16,565	17,643	17,885	19,101	19,974	20,867	20,909	20,674	20,744	21,125	20,287	21,423	20,846	21,884	20,304	20,533	20,788	19,311	19,441	17,559	19,463	18,848	17,147	18,942	20,085	18,969	20,703	20,329	19,660	19,501	18,869	20,603	21,438	20,828	19,724	18,634	20,194	21,937	21,574	22,831	24,099	22,618	23,629	23,242	24,566	24,522	24,794	24,580	26,715	24,811	25,746	24,626	23,254	22,727	23,938	24,773	25,175	26,007
S&P MidCap Index Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			9,684			10,227			10,360			9,938			9,392			9,510			10,294			10,366			10,639			10,647			11,089			11,131			11,066			10,797			11,720			11,971			12,138			12,437			12,389			12,467			12,389			12,586			12,694			12,517			12,987			13,292			13,761			13,784			14,161			13,533			13,640			13,582			14,116			14,181			14,432		14,878		14,710		13,305		13,707		12,145		13,415		13,977	13,856	14,408	13,245	14,238	14,409	13,797	14,218	14,400	14,824	15,235	14,827	13,403	10,702	12,072	12,939	13,079	13,655	14,124	13,626	13,962	15,939	16,960	17,194	18,360	19,186	20,035	20,069	19,837	19,893	20,245	19,436	20,517	19,956	20,934	19,413	19,626	19,868	18,444	18,566	16,760	18,568	17,980	16,341	18,046	19,134	18,063	19,704	19,333	18,699	18,542	17,930	19,567	20,354	19,758	18,709	17,664	19,133	20,784	20,433	21,617	22,803	21,398	22,338	21,968	23,207	23,154	23,401	23,190	25,193	23,385	24,264	23,192	21,899	21,387	22,518	23,294	23,652	24,436
Shelton Equity Income Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,669			10,422			10,490			10,373			9,783			9,881			10,487			10,650			10,605			10,652			10,946			10,983			10,892			10,822			11,377			11,537			11,603			11,835			11,792			11,787			11,782			11,915			12,107			11,983			12,372			12,449			12,825			13,003			13,511			12,998			12,727			12,857			12,868			12,795			13,176		13,339		13,343		12,581		12,745		11,700		12,631		13,014	13,066	13,544	12,814	13,528	13,668	13,394	13,823	14,094	14,389	14,669	14,293	13,318	12,144	13,124	13,618	13,721	14,077	14,464	14,182	13,952	15,215	15,694	15,610	16,236	17,040	17,717	18,241	18,341	18,419	18,859	18,025	19,010	18,655	19,440	18,850	18,429	18,956	17,808	17,904	16,776	17,762	17,214	15,912	17,140	18,008	17,447	18,187	17,747	18,207	18,550	18,290	19,178	19,710	19,565	18,968	18,720	19,938	20,646	20,992	21,814	22,355	21,502	22,118	22,696	22,937	23,582	23,998	23,929	24,976	24,191	24,868	24,558	23,388	23,330	24,310	25,204	25,278	25,794
Shelton Equity Income Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			9,665			10,419			10,479			10,357			9,764			9,858			10,461			10,616			10,567			10,610			10,898			10,930			10,834			10,760			11,309			11,465			11,522			11,749			11,704			11,690			11,681			11,810			11,997			11,867			12,247			12,315			12,686			12,859			13,351			12,837			12,567			12,691			12,691			12,616			12,985		13,143		13,142		12,386		12,545		11,513		12,421		12,790	12,836	13,299	12,578	13,272	13,405	13,132	13,549	13,807	14,088	14,354	13,977	13,030	11,870	12,820	13,298	13,391	13,732	14,103	13,820	13,590	14,822	15,281	15,197	15,796	16,572	17,222	17,719	17,807	17,885	18,296	17,485	18,432	18,086	18,830	18,249	17,836	18,335	17,219	17,306	16,208	17,150	16,618	15,349	16,533	17,364	16,820	17,520	17,088	17,531	17,853	17,591	18,437	18,937	18,790	18,209	17,960	19,125	19,802	20,125	20,902	21,419	20,581	21,179	21,711	21,929	22,543	22,924	22,854	23,834	23,092	23,724	23,422	22,288	22,230	23,156	23,979	24,054	24,536
S&P SmallCap Index Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,642			10,215			10,486			9,994			9,386			9,488			10,258			10,376			10,532			10,618			11,135			11,248			11,307			10,853			12,106			12,495			12,461			12,641			12,632			12,762			12,497			12,855			12,951			12,612			13,576			13,655			14,140			14,036			14,385			13,818			14,106			14,243			15,160			15,309			15,759		16,515		15,980		14,292		14,500		12,756		14,086		14,680	14,184	14,725	13,440	14,437	14,586	13,902	14,404	14,689	15,110	15,555	14,931	13,486	10,475	11,821	12,323	12,790	13,337	13,877	13,225	13,569	16,007	17,324	18,391	19,772	20,429	20,841	21,245	21,298	20,794	21,221	20,687	21,468	21,026	21,962	20,338	20,606	20,673	19,063	19,390	17,736	19,493	18,644	16,826	18,908	19,662	18,318	20,037	19,789	18,798	18,263	17,959	19,432	20,478	19,664	18,490	17,432	18,840	21,186	20,335	20,985	21,667	20,431	21,447	20,963	23,250	22,923	23,068	22,423	24,875	22,866	23,517	22,173	20,792	19,908	20,939	21,779	21,969	23,498
S&P SmallCap Index Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			9,637			10,206			10,471			9,972			9,366			9,464			10,227			10,341			10,489			10,571			11,085			11,189			11,243			10,788			12,026			12,409			12,369			12,540			12,529			12,654			12,386			12,737			12,828			12,486			13,433			13,508			13,980			13,870			14,211			13,643			13,923			14,055			14,951			15,090			15,526		16,264		15,736		14,070		14,268		12,543		13,845		14,425	13,929	14,462	13,185	14,165	14,301	13,625	14,114	14,381	14,791	15,221	14,600	13,190	10,236	11,544	12,027	12,475	13,004	13,525	12,881	13,212	15,582	16,856	17,883	19,224	19,861	20,244	20,627	20,673	20,175	20,581	20,056	20,800	20,365	21,270	19,689	19,933	19,991	18,426	18,738	17,130	18,822	17,989	16,236	18,233	18,945	17,646	19,294	19,055	18,091	17,565	17,261	18,674	19,664	18,877	17,752	16,724	18,064	20,308	19,487	20,108	20,748	19,553	20,518	20,047	22,228	21,902	22,036	21,414	23,747	21,812	22,429	21,132	19,812	18,953	19,937	20,726	20,904	22,340
Nasdaq-100 Index Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,780			10,857			10,911			10,759			10,000			9,872			10,518			10,234			10,664			10,411			11,145			11,246			11,476			11,292			11,338			11,452			12,032			12,548			12,788			13,120			13,609			13,295			13,850			14,091			14,103			14,640			14,934			15,031			16,296			16,043			15,436			15,427			16,225			16,381			16,804		17,715		17,675		16,225		16,279		14,847		16,266		16,735	17,358	18,250	16,716	18,000	18,403	18,019	18,170	18,949	19,729	20,527	21,155	19,930	18,456	21,260	22,569	23,986	25,770	28,647	26,982	26,115	29,011	30,502	30,679	30,659	31,092	32,920	32,523	34,586	35,548	37,042	34,933	37,661	38,396	38,849	35,550	33,910	35,337	30,609	30,127	27,423	30,869	29,280	26,178	27,220	28,731	26,163	28,944	28,823	31,568	31,712	34,154	36,390	37,789	37,201	35,327	34,594	38,313	40,444	41,198	43,411	43,940	41,963	44,634	47,416	46,649	47,177	48,366	47,946	50,469	50,680	51,799	50,381	46,529	47,245	51,542	54,794	56,084	56,566
Nasdaq-100 Index Fund - K Shares
Account Value [Line Items]
Accumulated Value			10,000			9,778			10,856			10,903			10,743			9,984			9,853			10,496			10,205			10,627			10,380			11,102			11,196			11,417			11,228			11,276			11,379			11,953			12,460			12,689			13,018			13,498			13,180			13,717			13,962			13,969			14,497			14,778			14,858			16,106			15,849			15,241			15,231			16,013			16,160			16,570		17,456		17,409		15,977		16,032		14,610		15,996		16,452	17,053	17,925	16,413	17,673	18,051	17,673	17,812	18,569	19,317	20,101	20,704	19,498	18,043	20,778	22,057	23,430	25,156	27,954	26,311	25,468	28,273	29,720	29,868	29,836	30,246	32,012	31,613	33,610	34,525	35,965	33,905	36,533	37,230	37,661	34,438	32,842	34,211	29,618	29,144	26,513	29,834	28,281	25,284	26,276	27,726	25,239	27,908	27,785	30,420	30,554	32,890	35,036	36,371	35,793	33,970	33,258	36,824	38,864	39,572	41,684	42,175	40,291	42,835	45,498	44,765	45,246	46,382	45,974	48,379	48,572	49,630	48,272	44,569	45,248	49,350	52,438	53,679	54,124
Nasdaq-100 Index Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value		$ 10,000,000			$ 11,131,375			$ 9,642,013			$ 9,490,037			$ 8,635,596			$ 9,720,537			$ 9,220,314			$ 8,243,529			$ 8,571,783			$ 9,047,396			$ 8,236,998			$ 9,112,682			$ 9,074,303			$ 9,941,368			$ 9,990,257			$ 10,758,467			$ 11,465,292			$ 11,905,863			$ 11,724,039			$ 11,136,336			$ 10,905,204			$ 12,083,880			$ 12,757,734			$ 12,995,245			$ 13,696,467			$ 13,866,988			$ 13,251,766			$ 14,093,448			$ 14,973,516			$ 14,739,200			$ 14,905,488			$ 15,284,927			$ 15,156,258			$ 15,959,595			$ 16,028,041			$ 16,381,027		$ 15,937,741		$ 14,724,617		$ 14,954,819		$ 16,315,468		$ 17,347,177		$ 17,762,850		$ 17,919,243
Shelton Sustainable Equity Fund - Investor Shares
Account Value [Line Items]
Accumulated Value			10,000			9,473			10,212			10,380			10,783			9,700			9,832			10,402			10,278			10,395			10,227			10,790			10,629			10,512			10,307			10,219			10,322			10,578			11,207			11,287			11,617			12,136			12,465			12,948			12,670			13,007			13,358			13,273			13,369			13,451			12,759			12,706			12,420			12,864			12,413			12,616		12,947		12,488		11,404		12,025		10,842		12,598		13,423	13,168	13,940	12,717	14,246	14,605	14,101	14,009	14,330	14,873	15,582	15,705	15,666	12,728	14,794	16,240	17,626	20,029	22,692	23,044	24,491	31,237	33,326	36,616	34,278	34,294	34,108	33,288	37,475	36,592	37,978	35,749	38,295	36,139	34,209	29,901	30,313	31,323	27,314	27,839	26,029	29,294	28,284	25,034	24,994	27,395	25,042	26,924	26,121	26,648	25,366	25,050	26,875	27,694	25,796	23,598	21,197	23,338	25,571	24,027	24,872	26,213	24,579	26,750	25,368	26,384	26,506	26,709	26,099	27,530	24,921	25,752	25,035	23,309	23,146	25,679	27,120	27,625	28,008
Shelton Sustainable Equity Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value	$ 500,000			$ 512,940			$ 562,376			$ 514,227			$ 552,989			$ 536,686			$ 547,333			$ 521,381			$ 514,892			$ 552,490			$ 569,459			$ 530,530			$ 485,446			$ 436,037			$ 480,289			$ 526,308			$ 494,613			$ 512,296			$ 539,820			$ 506,290			$ 551,164			$ 522,805			$ 543,824			$ 546,493			$ 550,830			$ 538,486			$ 567,846			$ 514,284			$ 531,527			$ 516,795			$ 481,304			$ 477,956			$ 530,355			$ 560,322			$ 570,869			$ 578,904
Bloomberg U.S. Municipal Index
Account Value [Line Items]
Accumulated Value			10,000			10,072			10,112			10,153			10,224			10,346			10,362			10,395			10,472			10,500			10,667			10,673			10,688			10,634			10,523			10,130			10,249			10,317			10,389			10,411			10,487			10,653			10,615			10,701			10,782			10,727			10,754			10,696			10,808			10,681			10,649			10,688			10,650			10,772			10,781			10,807		10,835		10,765		10,698		10,817		10,946		11,029		11,088	11,263	11,306	11,462	11,504	11,597	11,780	11,685	11,706	11,735	11,771	11,983	12,137	11,697	11,550	11,918	12,016	12,218	12,161	12,163	12,127	12,310	12,385	12,464	12,266	12,341	12,445	12,482	12,516	12,620	12,574	12,483	12,446	12,552	12,573	12,229	12,185	11,790	11,464	11,634	11,443	11,746	11,488	11,047	10,956	11,468	11,501	11,831	11,564	11,820	11,793	11,691	11,808	11,855	11,684	11,342	11,245	11,959	12,237	12,174	12,190	12,190	12,039	12,003	12,187	12,299	12,396	12,518	12,335	12,549	12,366	12,428	12,551	12,338	12,239	12,247	12,323	12,298	12,405
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000			10,068			10,069			10,043			10,010			10,148			10,220			10,314			10,353			10,356			10,542			10,609			10,597			10,590			10,509			10,261			10,275			10,295			10,365			10,359			10,439			10,519			10,509			10,554			10,649			10,598			10,604			10,591			10,639			10,517			10,417			10,484			10,406			10,480			10,467			10,470		10,537		10,469		10,386		10,448		10,640		10,753		10,747	10,954	10,956	11,151	11,291	11,316	11,609	11,547	11,582	11,576	11,568	11,791	12,003	11,932	12,144	12,201	12,278	12,461	12,360	12,354	12,298	12,419	12,436	12,347	12,169	12,017	12,112	12,151	12,237	12,374	12,350	12,243	12,240	12,276	12,245	11,981	11,847	11,518	11,081	11,152	10,977	11,246	10,928	10,456	10,320	10,700	10,651	10,979	10,695	10,967	11,033	10,913	10,874	10,867	10,797	10,523	10,357	10,826	11,240	11,210	11,051	11,153	10,871	11,056	11,160	11,421	11,585	11,740	11,449	11,570	11,381	11,441	11,693	11,697	11,743	11,659	11,839	11,807	11,949
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Accumulated Value			10,000			10,088			10,051			10,010			9,993			10,206			10,297			10,313			10,303			10,302			10,530			10,572			10,514			10,500			10,385			10,108			10,097			10,120			10,170			10,165			10,236			10,303			10,286			10,303			10,415			10,325			10,313			10,299			10,330			10,190			10,113			10,209			10,126			10,217			10,219			10,176		10,254		10,158		10,110		10,200		10,419		10,468		10,440	10,639	10,609	10,859	10,959	10,946	11,318	11,222	11,230	11,196	11,134	11,406	11,708	12,047	12,123	12,092	12,104	12,242	12,108	12,125	12,010	12,052	12,024	11,909	11,693	11,513	11,599	11,639	11,714	11,873	11,853	11,724	11,716	11,806	11,745	11,523	11,447	11,090	10,747	10,766	10,672	10,842	10,573	10,208	10,065	10,335	10,281	10,539	10,292	10,590	10,647	10,523	10,444	10,407	10,353	10,125	10,002	10,350	10,698	10,668	10,528	10,596	10,349	10,500	10,606	10,838	10,976	11,108	10,844	10,928	10,760	10,816	11,049	11,074	11,144	11,030	11,168	11,124	11,242
Bloomberg U.S. Treasury Index 2
Account Value [Line Items]
Accumulated Value			10,000			9,701			10,460			10,485			10,261			9,686			9,657			10,316			10,361			10,525			10,529			10,930			10,928			10,922			10,683			11,106			11,299			11,513			11,920			11,909			12,021			12,135			12,215			12,438			12,438			12,707			12,979			13,344			13,465			14,178			13,628			13,322			13,350			13,683			13,753			14,207		14,665		14,678		13,596		13,848		12,547		13,603		14,048	14,245	14,801	13,827	14,772	14,979	14,660	14,890	15,190	15,733	16,151	16,137	14,789	12,767	14,437	15,180	15,500	16,375	17,530	16,865	16,475	18,418	19,190	19,059	19,602	20,272	21,326	21,376	21,896	22,291	22,906	21,832	23,298	22,943	23,819	22,389	21,783	22,472	20,429	20,349	18,611	20,337	19,526	17,687	19,100	20,099	18,889	20,161	19,662	20,200	20,405	20,459	21,829	22,572	22,125	21,054	20,503	22,387	23,503	23,787	25,039	25,818	24,690	25,818	26,625	27,025	27,599	28,146	27,918	29,682	28,775	29,653	29,097	27,352	27,170	28,866	30,298	30,962	31,590
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000,000	10,000		10,795,102	9,753		9,853,750	10,575		9,871,828	10,607		9,056,970	10,439		9,892,063	9,921		9,488,646	9,908		8,614,755	10,580		9,312,217	10,621		9,832,621	10,812		9,266,120	10,840		9,848,346	11,240		9,608,057	11,255		9,960,809	11,257		10,116,282	11,052		10,160,254	11,461		10,831,596	11,688		11,179,560	11,910		11,001,564	12,383		10,477,033	12,397		10,256,737	12,524		11,193,438	12,701		11,701,962	12,780		11,898,605	13,043		12,533,939	13,082		12,937,213	13,352		12,408,798	13,664		13,024,085	14,083		13,491,416	14,240		13,655,639	15,055		13,986,879	14,500		14,285,599	14,132		14,156,048	14,186		14,987,025	14,527		14,629,761	14,617		15,037,162	15,161	14,840,955	15,655	14,004,752	15,744	13,909,787	14,668	14,785,334	14,967	15,537,208	13,615	15,885,909	14,706	16,207,940	15,179	15,473	16,100	15,077	16,139	16,371	16,112	16,414	16,769	17,378	17,902	17,895	16,422	14,394	16,239	17,012	17,351	18,329	19,647	18,900	18,397	20,411	21,196	20,982	21,561	22,505	23,706	23,872	24,429	25,009	25,770	24,571	26,292	26,110	27,280	25,869	25,094	26,026	23,756	23,800	21,835	23,849	22,876	20,769	22,451	23,706	22,340	23,743	23,164	24,015	24,389	24,495	26,114	26,953	26,524	25,259	24,728	26,986	28,212	28,686	30,218	31,190	29,916	31,400	32,527	32,922	33,721	34,441	34,129	36,132	35,271	36,253	35,780	33,764	33,535	35,646	37,459	38,299	39,076
S&P 1500 Index
Account Value [Line Items]
Accumulated Value	500,000		10,000	532,842		9,743	562,592		10,537	530,119		10,585	564,767		10,386	551,377		9,861	568,075		9,863	575,576		10,548	576,617		10,598	615,733		10,792	636,176		10,823	625,173		11,231	595,021		11,254	580,860		11,253	633,585		11,031	665,118		11,504	674,007		11,739	709,886		11,951	733,679		12,404	702,628		12,412	737,262		12,538	760,554		12,683	773,425		12,780	790,322		13,028	806,516		13,040	798,935		13,347	848,161		13,652	824,430		14,079	847,887		14,219	834,472		14,991	787,425		14,430	780,751		14,117	829,332		14,168	870,653		14,543	889,648		14,633	909,340		15,155		15,656		15,709		14,589		14,894		13,514		14,628		15,113	15,358	15,979	14,936	15,996	16,222	15,925	16,241	16,582	17,174	17,690	17,636	16,165	14,051	15,862	16,638	16,969	17,910	19,147	18,421	18,001	20,036	20,860	20,720	21,368	22,302	23,460	23,626	24,116	24,630	25,357	24,202	25,859	25,636	26,794	25,363	24,688	25,551	23,352	23,412	21,459	23,462	22,516	20,439	22,143	23,380	22,030	23,470	22,914	23,608	23,919	23,962	25,588	26,438	25,980	24,727	24,139	26,330	27,640	28,010	29,501	30,490	29,199	30,638	31,606	32,141	32,843	33,516	33,201	35,247	34,261	35,236	34,678	32,723	32,446	34,465	36,182	36,971	37,790
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		10,000	$ 536,989		9,678	$ 569,844		10,223	$ 538,274		10,362	$ 587,949		9,930	$ 577,292		9,365	$ 558,764		9,497	$ 554,387		10,306	$ 536,703		10,432	$ 585,869		10,673	$ 610,040		10,717	$ 592,397		11,177	$ 561,255		11,233	$ 531,298		11,161	$ 576,497		10,863	$ 626,751		11,732	$ 616,024		11,989	$ 652,613		12,190	$ 689,135		12,510	$ 647,651		12,461	$ 676,077		12,566	$ 665,392		12,504	$ 704,020		12,707	$ 703,468		12,819	$ 711,599		12,622	$ 706,572		13,116	$ 768,823		13,413	$ 714,049		13,906	$ 741,535		13,937	$ 709,304		14,337	$ 670,494		13,702	$ 655,390		13,829	$ 690,763		13,793	$ 715,486		14,362	$ 727,077		14,423	$ 751,751		14,677		15,146		14,980		13,550		13,973		12,392		13,688		14,268	14,187	14,758	13,581	14,619	14,793	14,173	14,607	14,772	15,211	15,639	15,230	13,785	10,994	12,553	13,471	13,640	14,269	14,771	14,291	14,602	16,686	17,775	18,042	19,269	20,169	21,077	21,118	20,902	20,974	21,383	20,534	21,742	21,104	22,176	20,577	20,806	21,094	19,595	19,742	17,842	19,778	19,165	17,403	19,233	20,410	19,279	21,059	20,677	20,013	19,857	19,223	20,984	21,850	21,218	20,102	19,030	20,648	22,448	22,064	23,375	24,683	23,197	24,215	23,832	25,216	25,196	25,487	25,307	27,537	25,575	26,560	25,405	24,015	23,474	24,741	25,627	26,042	26,926
CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Accumulated Value			10,000			9,979			10,405			10,463			10,378			9,937			10,102			10,301			10,346			10,510			10,631			10,715			10,817			10,826			10,849			11,099			11,112			11,358			11,516			11,558			11,663			11,871			11,913			12,070			12,104			12,215			12,287			12,475			12,556			12,676			12,496			12,360			12,525			12,787			12,780			13,154		13,403		13,408		12,676		12,960		11,958		12,368		12,546	12,767	12,967	12,551	13,186	13,325	13,174	13,259	13,533	13,707	13,833	13,677	12,644	10,759	11,259	11,757	11,743	12,195	12,511	12,509	12,053	13,218	13,452	13,467	13,607	14,224	14,339	14,617	14,946	15,020	15,414	15,148	15,855	15,618	16,206	15,803	15,695	16,340	15,568	14,987	14,555	15,122	14,396	13,450	14,275	14,552	14,364	14,965	14,942	15,219	15,394	15,542	15,868	16,095	15,841	15,417	15,313	15,756	16,063	16,347	16,662	17,029	16,798	16,982	17,282	17,478	17,988	18,240	18,149	18,875	19,295	19,719	19,609	18,698	18,394	18,560	19,053	19,190	19,377
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value			10,000			9,650			10,238			10,513			10,010			9,392			9,497			10,276			10,396			10,569			10,633			11,174			11,326			11,399			10,888			12,255			12,668			12,617			12,818			12,802			12,918			12,643			13,022			13,148			12,810			13,798			13,929			14,419			14,344			14,707			14,138			14,425			14,574			15,515			15,691			16,186		16,969		16,430		14,708		14,930		13,127		14,524		15,156	14,651	15,219	13,890	14,925	15,094	14,414	14,895	15,185	15,650	16,118	15,478	13,991	10,858	12,237	12,764	13,240	13,785	14,335	13,660	14,013	16,559	17,937	19,065	20,524	21,209	21,641	22,090	22,164	21,635	22,071	21,534	22,272	21,763	22,748	21,096	21,390	21,469	19,793	20,162	18,439	20,285	19,396	17,479	19,641	20,459	19,086	20,898	20,641	19,576	19,032	18,699	20,238	21,353	20,469	19,241	18,137	19,637	22,150	21,276	21,983	22,695	21,421	22,502	21,990	24,363	24,013	24,217	23,578	26,157	24,076	24,777	23,362	21,927	21,009	22,108	23,001	23,215	24,855
Nasdaq-100 Index
Account Value [Line Items]
Accumulated Value		$ 10,000,000	$ 10,000		$ 11,145,255	$ 9,786		$ 9,658,247	$ 10,886		$ 9,510,258	$ 10,946		$ 8,659,586	$ 10,784		$ 9,750,943	$ 10,052		$ 9,252,606	$ 9,891		$ 8,276,693	$ 10,562		$ 8,608,330	$ 10,233		$ 9,091,756	$ 10,688		$ 8,272,981	$ 10,442		$ 9,155,485	$ 11,187		$ 9,121,405	$ 11,307		$ 9,991,513	$ 11,560		$ 10,043,369	$ 11,388		$ 10,820,208	$ 11,438		$ 11,528,715	$ 11,569		$ 11,971,384	$ 12,176		$ 11,791,626	$ 12,708		$ 11,199,250	$ 12,968		$ 10,971,215	$ 13,326		$ 12,158,183	$ 13,843		$ 12,833,840	$ 13,511		$ 13,076,365	$ 14,074		$ 13,783,535	$ 14,360		$ 13,953,113	$ 14,344		$ 13,334,984	$ 14,997		$ 14,187,146	$ 15,306		$ 15,076,099	$ 15,386		$ 14,835,993	$ 16,724		$ 15,010,995	$ 16,521		$ 15,396,314	$ 15,871		$ 15,270,697	$ 15,936		$ 16,082,144	$ 16,841		$ 16,155,747	$ 17,025		$ 16,519,471	$ 17,494	$ 16,075,218	$ 18,545	$ 14,851,444	$ 18,491	$ 15,082,096	$ 16,897	$ 16,459,824	$ 16,882	$ 17,504,062	$ 15,391	$ 17,925,823	$ 16,801	$ 18,091,390	$ 17,294	$ 17,991	$ 18,980	$ 17,415	$ 18,755	$ 19,198	$ 18,841	$ 18,997	$ 19,827	$ 20,640	$ 21,464	$ 22,109	$ 20,832	$ 19,255	$ 22,188	$ 23,588	$ 25,090	$ 26,949	$ 29,956	$ 28,257	$ 27,364	$ 30,403	$ 31,956	$ 32,058	$ 32,046	$ 32,518	$ 34,442	$ 34,041	$ 36,219	$ 37,239	$ 38,822	$ 36,615	$ 39,522	$ 40,266	$ 40,745	$ 37,286	$ 35,592	$ 37,116	$ 32,164	$ 31,671	$ 28,838	$ 32,472	$ 30,813	$ 27,563	$ 28,667	$ 30,277	$ 27,550	$ 30,489	$ 30,376	$ 33,273	$ 33,446	$ 36,033	$ 38,393	$ 39,867	$ 39,268	$ 37,295	$ 36,536	$ 40,489	$ 42,739	$ 43,547	$ 45,902	$ 46,466	$ 44,408	$ 47,246	$ 50,206	$ 49,406	$ 49,989	$ 51,272	$ 50,854	$ 53,556	$ 53,801	$ 55,013	$ 53,533	$ 49,458	$ 50,226	$ 54,814	$ 58,292	$ 59,696	$ 60,247